LEASES (Details Narrative)	9 Months Ended
	Sep. 30, 2023 USD ($) ft²	Sep. 30, 2022 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Right of use asset noncurrent			$ 562,030
Current lease liabilities			88,469
Noncurrent lease liabilities	$ 359,672		$ 473,561	$ 427,984
Operating lease, rent expense	$ 85,877	$ 96,675
Fort Lauderdale [Member]
Rental space in square feet | ft²	990
Leases paid per month	$ 3,273
Bari [Member]
Rental space in square feet | ft²	2,200